INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2024
INVESTMENTS IN AFFILIATES
INVESTMENTS IN AFFILIATES

11. INVESTMENTS IN AFFILIATES

Investments in affiliates consist of the following:

	December 31,		December 31,
	2023		2024
	Carrying	Ownership	Carrying	Ownership
	Value	Percentage	Value	Percentage
Lingang Frontier (Yangzhou) CSI New Energy Investment Fund, LP	$42,357	44.3%	$54,254	44.9%
Suzhou Financial Leasing Co., Ltd.	30,048	3.0	32,578	3.0
RE Crimson Holdings LLC	26,551	20	25,230	20
Panati Holding S.A.	28,185	30	21,199	30
Marangatu Holding S.A.	30,790	30	19,640	30
Canadian Solar Infrastructure Fund, Inc.	17,677	14.5	17,078	14.9
Lavras Solar Holding S.A.	12,881	20	12,296	20
Others	48,439	2.2-49%	50,705	1.8-49%
Total	$236,928		$232,980

11. INVESTMENTS IN AFFILIATES (Continued)

In 2023, CSI Solar established Lingang Frontier (Yangzhou) CSI New Energy Investment Fund, LP, holding an effective interest of 44.3% and 44.9% as of December 31, 2023 and 2024, respectively. In 2015, CSI Solar jointly established Suzhou Financial Leasing Co., Ltd., holding an effective interest of 3.0% as of December 31, 2023 and 2024. One of five board members is designated by CSI Solar. These investments are accounted for under the equity method due to CSI Solar’s significant influence over the investees.

In 2022, the majority interests in Marangatu Holding S.A. (“Marangatu”) and Panati Holding S.A. (“Panati”) were sold to unrelated third parties. Following these sales, the Company retained a 30% interest in each investee, recognized revenue of $12,007 and $2,259, respectively, for the year ended December 31, 2022, and derecognized net assets of $6,267 and $2,262, respectively.

In 2017, Canadian Solar Infrastructure Fund, Inc. (“CSIF”) completed its IPO. As of December 31, 2023 and 2024, the Company held 65,672 units in CSIF, representing 14.5% and 14.9% of total units, respectively. One of three board members represents the Company. Given CSIF’s board structure and voting requirements, the Company is considered to have significant influence over the investee and applies the equity method.

Equity in earnings of affiliates were $15,440 and $14,610 for the years ended December 31, 2022 and 2023, respectively, and equity in losses of affiliates was $12,136 for the year ended December 31, 2024.